Consolidated Statement of Financial Position - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 12,113	$ 7,350
Short-term investments	93	826
Accounts receivable	2,597	2,529
Other financial assets	554	759
Inventories	4,058	4,274
Prepaid income taxes	145	370
Recoverable taxes	395	552
Others	352	382
Total current assets	20,307	17,042
Non-current assets
Judicial deposits	2,070	3,133
Other financial assets	2,300	2,748
Prepaid income taxes	583	597
Recoverable taxes	516	607
Deferred income taxes	9,804	9,217
Others	578	496
Total non-current assets excluding investments, intangible assets and property, plant and equipment	15,851	16,798
Investments in associates and joint ventures	2,071	2,798
Intangibles	6,706	8,499
Property, plant and equipment	38,212	46,576
Total non current assets	62,840	74,671
Total assets	83,147	91,713
Current liabilities
Suppliers and contractors	2,934	4,107
Loans and borrowings	988	1,214
Leases	220	225
Other financial liabilities	1,269	1,074
Taxes payable	395	512
Settlement program ("REFIS")	321	431
Liabilities related to associates and joint ventures	709	516
Provisions	850	1,230
Liabilities related to Brumadinho	1,013	1,568
De-characterization of dams	312	309
Interest on capital	1,159	1,571
Others	982	1,088
Total current liabilities	11,152	13,845
Non-current liabilities
Loans and borrowings	15,915	11,842
Leases	1,432	1,566
Other financial liabilities	4,425	4,372
Settlement program ("REFIS")	2,428	3,476
Deferred income taxes	1,631	1,882
Provisions	7,808	8,493
Liabilities related to Brumadinho	710	1,415
De-characterization of dams	1,374	2,180
Liabilities related to associates and joint ventures	960	1,184
Streaming transactions	2,031	2,063
Others	347	402
Total non current liabilities	39,061	38,875
Total liabilities	50,213	52,720
Stockholders' equity
Equity attributable to Vale's stockholders	34,136	40,067
Equity attributable to noncontrolling interests	(1,202)	(1,074)
Total stockholders' equity	32,934	38,993
Total liabilities and stockholders' equity	$ 83,147	$ 91,713